Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share -Based Compensation [Abstract]
Summary of company's share options and their original weighted average exercise price
	2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS
Share options at beginning of year	1,253,973	44.60	1,797,010	45.15
Share options granted	3,617,949	40.36	-	-
Share options forfeited	(23,533)	37.38	(106,369)	40.97
Share options exercised	-	-	-	-
Share options expired	(1,054,304)	44.75	(436,668)	47.75
Share options at end of year	3,794,085	39.06	1,253,973	44.60
Share options exercisable at end of year	133,113	43.84	642,347	45.33

Summary of movement in units of the Company RSUs and PSUs
	2017		2016
	RSUs	PSUs	RSUs	PSUs
Units at beginning of the year	43,568	250,358	104,909	383,920
Units granted	116,766	-	-	-
Units forfeited	(3,835)	(36,326)	(7,903)	(38,836)
Units Vested	(42,648)	-	(53,438)	-
Units Expired	-	(195,870)	-	(94,726)
Units at end of year	113,851	18,162	43,568	250,358